SHARE-BASED COMPENSATION - Target Vesting Percentages Based on Company's TSR Rankings (Details) - PSUs	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)	76.00%	12.00%	12.00%
Ferrari TSR Ranking 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				150.00%
Ferrari TSR Ranking 1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				150.00%
Ferrari TSR Ranking 1 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				150.00%
Ferrari TSR Ranking 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				120.00%
Ferrari TSR Ranking 2 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				120.00%
Ferrari TSR Ranking 2 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				120.00%
Ferrari TSR Ranking 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				100.00%
Ferrari TSR Ranking 3 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				100.00%
Ferrari TSR Ranking 3 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				100.00%
Ferrari TSR Ranking 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				75.00%
Ferrari TSR Ranking 4 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				75.00%
Ferrari TSR Ranking 4 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%
Ferrari TSR Ranking 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				50.00%
Ferrari TSR Ranking 5 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				50.00%
Ferrari TSR Ranking 5 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%
Ferrari TSR Ranking 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%
Ferrari TSR Ranking 6 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%
Ferrari TSR Ranking 6 | Members of SMT and Key Leaders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%
10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				140.00%
5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				120.00%
Business Plan Target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				100.00%
-5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				80.00%
-5%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				0.00%